Cover	Aug. 31, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2023
Entity File Number	333-62216
Entity Registrant Name	HEALTH DISCOVERY CORPORATION
Entity Central Index Key	0001141788
Entity Tax Identification Number	74-3002154
Entity Incorporation, State or Country Code	GA
Entity Address, Address Line One	2002 SUMMIT BLVD
Entity Address, Address Line Two	SUITE 300
Entity Address, City or Town	ATLANTA
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30319
City Area Code	(404)
Local Phone Number	566-4865
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	HDVY
Title of 12(g) Security	Common Stock, no par value
Entity Emerging Growth Company	false